Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001786286
Registrant Name	Draganfly Inc.
Registration File Number	333-290823
Form Type	F-10
Submission Type	F-10/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A